EQUITY (Tables)	12 Months Ended
Jun. 30, 2021
Equity [abstract]
Stated share capital
Amounts in R million 2021 2020 2019
Authorised share capital
1,500,000,000 , (2020 and 2019: 1,500,000,000 ) ordinary shares of no par value
5,000,000

(2020 and 2019:
5,000,000 ) cumulative preference shares of 10

cents each
0.5 0.5 0.5
Issued share capital
864,588,711

(2020:
864,588,711 , 2019: 696,429,767 ) ordinary shares of no par value (a) 6,208.4 6,208.4 5,123.3
9,474,920

(2020:
9,474,920 , 2019: 9,361,071 ) treasury shares held within the Group (b) (51.0) (51.0) (51.0)
5,000,000

(2020 and 2019:
5,000,000 ) cumulative preference shares of 10 cents each 0.5 0.5 0.5
6,157.9 6,157.9 5,072.8

Dividends
Amounts in R million 2021 2020 2019
Dividends paid during the year net of treasury shares:
Final dividend declared relating to prior year: 35

SA cents per share (2020:
20

SA cents
per share; 2019: nil SA cents per share) 299.3 137.5 -
First interim dividend: 40

SA cents per share (2020:
25

SA cents per share; 2019: nil SA
cents per share) 342.0 213.8 -
Second interim dividend nil SA cents per share (2020: 25

SA cents per share; 2019: nil
SA cents per share) - 213.8 -
Total 641.3 565.1 -